Income tax - Federal income tax rate (Details)	3 Months Ended	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of the federal income tax rate to the Company's effective tax rate
Statutory federal income tax rate	21.00%		21.00%	21.00%
Change in fair value of warrant liabilities			(15.80%)	(26.68%)
Stock issuance costs				2.25%
Business combination expense			2.50%
Change in valuation allowance			1.20%	3.43%
Income tax provision (in percentage)	71.61%	0.00%	8.90%